Schedule of Proforma Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019
Business Combination and Asset Acquisition [Abstract]
Revenue	$ 4,936,796	$ 7,535,578	$ 33,057,338
Net loss attributable to common shareholders	$ (767,791)	$ (4,368,367)	$ (5,048,290)
Basic and Diluted Loss per Share			$ (0.31)
Basic and Diluted Weighted Average Common Shares Outstanding			16,201,766
Basic and diluted loss per share	$ (0.04)	$ (0.25)